LAND USE RIGHTS, NET (Details)	6 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 496,690,096				¥ 495,555,226
Less: accumulated amortization	(47,656,091)				(44,614,631)
Land use rights, net	449,034,005			$ 66,236,043	450,940,595
Amortization of land use rights	3,041,460	$ 448,639	¥ 3,757,807
Estimated future amortization expense	9,136,665
Land use rights pledged	243,715,446				¥ 120,325,828
Gain on disposal of land use right	¥ 0		¥ 3,727,161
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years